Average Annual Total Returns - 1290 GAMCO Small/Mid Cap Value Fund	Mar. 01, 2021
Russell2500TMValueIndex [Member]
Average Annual Return:
1 Year	4.88%
5 Years	9.43%
Since Inception	6.75%
Class A Shares
Average Annual Return:
1 Year	4.93%
5 Years	8.81%
Since Inception	6.98%
Inception Date	Nov. 12, 2014
Class T Shares
Average Annual Return:
1 Year	8.43%
5 Years	9.76%
Since Inception	7.79%
Inception Date	Nov. 12, 2014
Class I Shares
Average Annual Return:
1 Year	11.33%
5 Years	10.33%
Since Inception	8.24%
Inception Date	Nov. 12, 2014
Class I Shares | After Taxes on Distributions
Average Annual Return:
1 Year	11.11%
5 Years	9.71%
Since Inception	7.46%
Inception Date	Nov. 12, 2014
Class I Shares | returnsaftertaxesondistributionsandsaleoffundshares [Member]
Average Annual Return:
1 Year	6.70%
5 Years	7.94%
Since Inception	6.17%
Inception Date	Nov. 12, 2014
Class R Shares
Average Annual Return:
1 Year	10.70%
5 Years	9.78%
Since Inception	7.71%
Inception Date	Nov. 12, 2014